Other Financial Liabilities - Interest rate risk (Details) - Interest rate risk $ in Thousands	Dec. 31, 2021 USD ($) interest_rate_swap	Dec. 31, 2020 USD ($)
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount	$ 541,648	$ 1,200,000
At fair value
Disclosure of financial instruments by type of interest rate [line items]
Fair Value/Carrying Amount of Asset (Liability)	$ (23,470)
Interest rate swap contract | Bottom of range | Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, adjustment to interest rate basis	1.10%
Interest rate swap contract | Top of range | Floating interest rate
Disclosure of financial instruments by type of interest rate [line items]
Borrowings, adjustment to interest rate basis	6.50%
Interest rate swap contract | At fair value
Disclosure of financial instruments by type of interest rate [line items]
Interest payable	$ 1,800
U.S. Dollar-Denominated Interest Rate Swap, 2.6% Fixed Rate
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount	$ 152,903
Weighted- Average Remaining Term (years)	6 months 18 days
Fixed Interest Rate	2.60%
U.S. Dollar-Denominated Interest Rate Swap, 2.6% Fixed Rate | At fair value
Disclosure of financial instruments by type of interest rate [line items]
Fair Value/Carrying Amount of Asset (Liability)	$ (6,715)
U.S. Dollar-Denominated Interest Rate Swap, 2.5% Fixed Rate
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount	$ 388,745
Weighted- Average Remaining Term (years)	9 months
Fixed Interest Rate	2.50%
U.S. Dollar-Denominated Interest Rate Swap, 2.5% Fixed Rate | At fair value
Disclosure of financial instruments by type of interest rate [line items]
Fair Value/Carrying Amount of Asset (Liability)	$ (16,755)
U.S. Dollar-Denominated Interest Rate Swap, 2.6% Fixed Rate, With Termination Provision, Third Quarter of 2022
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount	$ 100,000
Number of hedging instruments | interest_rate_swap	1
U.S. Dollar-Denominated Interest Rate Swap, 2.6% Fixed Rate, With Termination Provision, Third Quarter of 2022 | At fair value
Disclosure of financial instruments by type of interest rate [line items]
Fair Value/Carrying Amount of Asset (Liability)	$ (1,300)
U.S. Dollar-Denominated Interest Rate Swap, 2.6% Fixed Rate, With Mandatory Termination Provision, First Quarter of 2022
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount	$ 52,900
Number of hedging instruments | interest_rate_swap	1
U.S. Dollar-Denominated Interest Rate Swap, 2.6% Fixed Rate, With Mandatory Termination Provision, First Quarter of 2022 | At fair value
Disclosure of financial instruments by type of interest rate [line items]
Fair Value/Carrying Amount of Asset (Liability)	$ (5,900)
U.S. Dollar-Denominated Interest Rate Swap, 2.5% Fixed Rate, With Mandatory Termination Provision, First Quarter of 2022
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount	$ 78,000
Number of hedging instruments | interest_rate_swap	1
U.S. Dollar-Denominated Interest Rate Swap, 2.5% Fixed Rate, With Mandatory Termination Provision, First Quarter of 2022 | At fair value
Disclosure of financial instruments by type of interest rate [line items]
Fair Value/Carrying Amount of Asset (Liability)	$ (11,200)
U.S. Dollar-Denominated Interest Rate Swap, 2.5% Fixed Rate, With Mandatory Termination Provision, Second Quarter of 2022
Disclosure of financial instruments by type of interest rate [line items]
Notional Amount	$ 285,300
Number of hedging instruments | interest_rate_swap	3
U.S. Dollar-Denominated Interest Rate Swap, 2.5% Fixed Rate, With Mandatory Termination Provision, Second Quarter of 2022 | At fair value
Disclosure of financial instruments by type of interest rate [line items]
Fair Value/Carrying Amount of Asset (Liability)	$ (6,000)